Schedule of prepayments, receivables and other assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Prepayments Receivables And Other Assets Net
Deposit, net	$ 2,072	$ 1,827
Prepaid expenses, net	34,060	1,356
Deductible input value-added tax	1,089	860
Advance to employees, net		132
Others, net	2,208	31
Prepayments, receivables and other assets, net	$ 39,429	$ 4,206